INTANGIBLES, NET	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INTANGIBLES, NET
NOTE 9. INTANGIBLES, NET

Intangible assets consist of the followings:

	As of
	May 31, 2020	February 29, 2020
Copyrights	$2,574,687	$2,311,837
Less: accumulated amortization	(1,157,139)	(781,837)
Copyrights, net	$1,417,548	$1,530,000

Amortization expense was $379,317 and $0 for the three months ended May 31, 2020 and May 31, 2019, respectively.

Intangible assets consist of the followings:

	As of
	February 29, 2020	February 28, 2019
Copyrights	$2,311,837	$-
Less: accumulated amortization	(781,837)	-
	$1,530,000	$-

The company acquired the copyrights on acquisition of Butterfly Effect Media (see NOTE.3). There were no amortization expense recorded for the years ended February 29, 2020 and February 28, 2019, respectively.